UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     HMC Investors, L.L.C.

Address:  555 Madison Avenue
          Suite 2800
          New York, New York 10022


13F File Number: 028-10751


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Piassick
Title:  Vice-President
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                Birmingham, AL                 8/16/04
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total:  $1,079,269
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F   File Number   Name

1              028-10777     Harbert Convertible Arbitrage Master Fund, Ltd.
2.             028-10750     HMC Convertible Arbitrage Offshore Manager, L.L.C.
--------------------------------------------------------------------------------



                                                    FORM 13F INFORMATION TABLE


Column 1                 Column 2                Column 3     Column 4     Column 5          Column 6  Column 7      Column 8
                                                                                                                 Voting  Authority
                                                            Market
                         Title                              Value                  Sh/ Put/  Investmt Other
Name of Issuer           of Class               Cusip       (X $1,000)  SHARES     Prn Call  Discretn Mgrs  Sole      Shared    None
--------------           --------               -----       ----------  ------     --- ----  -------- ----  ----      ------    ----
4 KIDS
    ENTERTAINMENT INC    Common                 350865101        $ 203       8,500 SH        Sole              8,500
ACTIVISION STK           Common New             4930202          $ 716      45,000 SH        Sole             45,000
ADC TELECOMMUNICATIONS   NOTE 1.000% 6/15/2008  000886AD3     $ 10,099  10,000,000 SH        Shared  1, 2             10,000,000
ADVANCED FIBRE
    COMMUNICATION        Common                 00754A105        $ 444      22,000 SH        Sole             22,000
ADVANCED MICRO
    DEVICES INC          DBCV 4.750% 2/01/22    007903AE7     $ 31,329  30,700,000 SH        Shared  1, 2             30,700,000
AETRIUM INC              Common                 00817R103        $ 249      33,822 SH        Sole             33,822
AIRGATE PCS INC          Common                 9367301       $ 17,376     949,493 SH        Sole            949,493
AMERICAN EXPRESS
    COMPANY              Common                 25816109         $ 642      12,500 SH        Sole             12,500
AMERICREDIT CORP         Common                 03060R101      $ 1,176      60,200 SH        Sole             60,200
AMKOR TECHNOLOGIES INC   NOTE 5.000% 3/15/07    031652AH3     $ 17,195  18,426,000 SH        Shared  1, 2             18,426,000
AMR CORP                 Common                 1765106          $ 340      28,100 SH        Shared  1, 2                 28,100
APPLE COMPUTER  INC      Common                 37833100         $ 488      15,000 SH        Sole             15,000
ARADIGM CORP             Common                 38505103          $ 25      27,500 SH        Sole             27,500
ARCH WIRELESS INC        Class A                39392709         $ 205       7,200 SH        Sole              7,200
ATI TECHNOLOGIES INC     Common                 1941103          $ 472      25,000 SH        Sole             25,000
ATMEL CORP               SDCV 5/23/21           049513AE4      $ 1,326   3,000,000 SH        Sole          3,000,000
AUTOMATIC DATA INC       Common                 53015103         $ 209       5,000 SH        Sole              5,000
AVANIR PHARMACEUTICALS   Class A                05348P104         $ 17      10,000 SH        Sole             10,000
BEST BUY INC             Common                 86516101       $ 8,144     160,500 SH        Shared  1, 2                160,500
BIOJECT  MEDICAL
    TECHNOLOGIES         Common                 09059T206         $ 67      35,000 SH        Sole             35,000
BIOVERIS CORP            Common                 90676107          $ 83      10,000 SH        Sole             10,000
BJS WHOLESALE
    CLUB INC             Common                 05548J106        $ 375      15,000 SH        Sole             15,000
BOSTON SCIENTIFIC
    CORP                 Common                 101137107        $ 300       7,000 SH        Sole              7,000
BURLINGTON NORTH STK     Common                 12189T104        $ 351      10,000 SH        Sole             10,000
CABLEVISION
    SYSTEMS CORP         Class A                12686C109        $ 236      12,000 SH        Sole             12,000
CALPINE CORP             Common                 131347106     $ 41,378   9,578,270 SH        Shared  1, 2              9,578,270
CARDIOTECH INTL INC      Common                 14160C100        $ 129      30,800 SH        Sole             30,800
CEC ENTERTAINMENT INC    Common                 125137109        $ 738      25,000 SH        Sole             25,000
CHARTER COMMUNICATIONS
    INC                  NOTE 5.750% 10/15/05   16117MAB3     $ 20,983  22,000,000 SH        Shared  1, 2             22,000,000
CHIPPAC INC              Class A                169657103        $ 344      54,900 SH        Sole             54,900
CLOROX STK               Common                 189054109      $ 1,076      20,000 SH        Sole             20,000
COLE NATIONAL CORP       Class A                193290103        $ 460      19,700 SH        Sole             19,700
COMPUTER HORIZONS        Common                 205908106        $ 167      41,798 SH        Sole             41,798
CUTTER & BUCK INC        Common                 232217109        $ 443      43,015 SH        Sole             43,015
CYPRESS SEMICONDUCTOR
    CORP                 NOTE 1.250% 6/15/2008  232806AH2     $ 40,137  34,000,000 SH        Shared  1, 2             34,000,000
DANIELSON HOLDING CORP   Common                 236274106      $ 1,126     162,895 SH        Sole            162,895
DANKA BUSINESS SYS PLC   Sponsored ADR          236277109         $ 84      18,500 SH        Sole             18,500
DELTA AIRLINES STK       Common                 247361108      $ 1,510     212,050 SH        Shared  1, 2                212,050
DHB INDS INC             Common                 23321E 10 3    $ 1,240      81,700 SH        Sole             81,700
DOLLAR TREE
    STORES INC           Common                 256747106        $ 549      20,000 SH        Sole             20,000
E*TRADE FINANCIAL
    CORP                 NOTE 6.750% 5/15/08    269246AD6     $ 10,559  10,000,000 SH        Shared  1, 2             10,000,000
EDELBROCK CORP           Common                 279434104        $ 276      16,800 SH        Sole             16,800
EL PASO CORP             DBCV 2/28/21           28336LAC3     $ 25,090  52,000,000 SH        Shared  1, 2             52,000,000
E-Z-EM INC               Common                 269305405        $ 289      15,700 SH        Sole             15,700
FIRST YRS INC            Common                 337610109        $ 525      28,200 SH        Sole             28,200
FORD MTR CO CAP TR II    PFD TR CV 6.5%         345395206    $ 435,000   7,954,800 SH        Shared  1, 2              7,954,800
FREMONT GENERAL CORP     Common                 357288109        $ 415      23,500 SH        Sole             23,500
GAMESTOP CORP            Class A                36466R101        $ 470      30,900 SH        Sole             30,900
GATEWAY INC              Common                 367626108        $ 360      80,000 SH        Sole             80,000
GENAISSANCE
    PHARMACEUTICALS      Common                 36867W105         $ 87      20,936 SH        Sole             20,936
GENELABS TECHNOLOGIES    Common                 368706107         $ 40      17,300 SH        Sole             17,300
GENERAL ELECTRIC CO      Common                 369604103        $ 567      17,500 SH        Sole             17,500
GENERAL MTRS CORP        DEB SR CV C 33         370442717    $ 103,851   3,580,200 SH        Shared  1, 2              3,580,200
GOLDEN STAR RESOURCES    Common                 38119T104        $ 162      35,000 SH        Sole             35,000
HAWAIIAN HOLDINGS INC    Common                 419879101        $ 263      36,800 SH        Sole             36,800
HEALTHCARE SERVICES
    GROUP                Common                 421906108        $ 395      25,829 SH        Sole             25,829
HOLLINGER INTL INC       Class A                435569108        $ 769      45,800 SH        Sole             45,800
HOME DEPOT INC           Common                 437076102        $ 352      10,000 SH        Sole             10,000
IAMGOLD CORPORATION      Common                 450913108        $ 583     104,400 SH        Sole            104,400
IDT CORP                 Class B                448947309        $ 277      15,000 SH        Sole             15,000
IMC GLOBAL INC           Common                 449669100        $ 268      20,000 SH        Sole             20,000
IMMUNOMEDICS INC         Common                 452907108         $ 75      15,500 SH        Sole             15,500
IMPLANT SCIENCES CORP    Common                 45320R108        $ 193      17,500           Sole             17,500
INTERMUNE INC            Common                 45884X103        $ 154      10,000           Sole             10,000
I-SECTOR CORPORATION     Common                 45031W107        $ 331      40,600           Sole             40,600
JACK IN THE BOX          Common                 466367109        $ 446      15,000           Sole             15,000
JACUZZI BRANDS INC       Common                 469865109        $ 645      80,000           Sole             80,000
JOY GLOBAL INC           Common                 481165108        $ 374      12,500           Sole             12,500
KOMAG INC                Common                 500453204        $ 224      16,000           Sole             16,000
LEXMARK INTERNATIONAL
    INC                  Class A                529771107        $ 290       3,000           Sole              3,000
LIBERTY MEDIA CORP       DEB 3.750% 2/15/30     530715AL5     $ 42,086  64,500,000           Shared  1, 2             64,500,000
LIBERTY MEDIA CORP       DEB 4.000% 11/15/29    530715AG6      $ 8,065  11,500,000           Shared  1, 2             11,500,000
LINENS N THINGS INC      Common                 535679104        $ 293      10,000           Sole             10,000
LUCENT TECHNOLOGIES
    INC                  Common                 549463107     $ 31,656   8,374,490           Shared  1, 2              8,374,490
MANPOWER STK             Common                 56418H100        $ 888      17,500           Sole             17,500
MARCONI CORP PLC         Sponsored ADR          56630M101        $ 542      22,276           Sole             22,276
MASSEY ENERGY CORP       Common                 576206106        $ 860      30,500           Sole             30,500
MEDAREX INC              Common                 583916101         $ 98      13,500           Sole             13,500
MISSION RESOURCES CORP   Common                 605109107     $ 46,261   8,115,893           Sole          8,115,893
MPOWER HOLDING CORP      Common                 62473L309         $ 93      78,900           Sole             78,900
NEW CENTURY FINANCIAL    Common                 64352D101      $ 8,409     179,600           Shared  1, 2                179,600
NEW YORK COMMUNITY
    BANCORP INC.         Common                 649445103        $ 206      10,500           Sole             10,500
NEWTEK BUSINESS
    SERVICES INC         Common                 652526104         $ 47      12,500           Sole             12,500
NORFOLK SOUTHERN CORP    Common                 655844108        $ 398      15,000           Sole             15,000
NORTEL NETWORKS CORP     NOTE 4.250% 9/01/08    656568AB8     $ 43,997  46,000,000           Shared  1, 2             46,000,000
NORTEL NETWORKS CORP     Common                 656568102         $ 75      15,000           Sole             15,000
OPENTV CORPORATION       Class A                G67543101         $ 24      11,700           Sole             11,700
ORTHOVITA INC            Common                 68750U102        $ 231      45,000           Sole             45,000
OSI PHARMACEUTICALS
    INC                  NOTE 4.000% 2/01/09    671040AB9      $ 3,585   2,500,000           Sole          2,500,000
PARTNERS TRUST
    FINANCIAL GRP        Common                 70213F102        $ 249      12,681           Sole             12,681
PERFORMANCE FOOD
    GROUP CO             NOTE 5.500% 10/16/08   713755AA4      $ 7,221   7,000,000           Shared  1, 2              7,000,000
PFIZER INC               Common                 717081103        $ 686      20,000           Sole             20,000
PIXELWORKS INC           Common                 72581M107        $ 490      32,012           Sole             32,012
PROCTER & GAMBLE CO      Common                 742718109        $ 544      10,000           Sole             10,000
PROVIDIAN FINANCIAL
    CORP                 Common                 74406A102     $ 15,709   1,070,800           Shared  1, 2              1,070,800
PROVIDIAN FINANCIAL
    CORP                 NOTE 2/15/21           74406AAB8     $ 31,089  61,715,000           Shared  1, 2             61,715,000
QUANTA SERVICES INC      NOTE 4.000% 7/01/2007  74762EAA0      $ 8,578   9,400,000           Shared  1, 2              9,400,000
QUANTA SERVICES INC      SDCV 4.500% 10/1/2023  74762EAC6      $ 4,940   5,000,000           Shared  1, 2              5,000,000
RCG COMPANIES INC        Common                 749328100        $ 150      71,200           Sole             71,200
REVLON INC               Class A                761525500        $ 327     111,000           Sole            111,000
RF MICRODEVICES INC      NOTE 1.500% 7/01/10    749941AE0      $ 7,119   6,000,000           Shared  1, 2              6,000,000
ROSS SYSTEMS INC         Common                 778303206        $ 398      21,640           Sole             21,640
SEACOAST FINL
    SERVICES CORP        Common                 81170Q106        $ 670      19,370           Sole             19,370
SEALED AIR CORP          Common                 81211K100      $ 2,664      50,000           Shared  1, 2                 50,000
SEPRACOR INC             Common                 817315104      $ 8,833     166,982           Shared  1, 2                166,982
SEROLOGICALS
    CORPORATION          Common                 817523103        $ 450      22,500           Sole             22,500
SIEBEL SYSTEMS INC       Common                 826170102        $ 320      30,000           Sole             30,000
SPORTSLINE USA           Common                 848934105         $ 11      10,000           Sole             10,000
SPRINT CORP              Common                 852061100      $ 3,621     205,750           Shared  1, 2                205,750
STAPLES INC              Common                 855030102        $ 586      20,000           Sole             20,000
SYNAPTICS INC            Common                 87157D109        $ 383      20,000           Sole             20,000
TARGET CORP              Common                 87612E 10 6      $ 917      21,600           Sole             21,600
TELEGLOBE INTL
    HOLDINGS LTD         Common                 G87340 10 8      $ 194      38,100           Sole             38,100
TELIK INC                Common                 87959M109        $ 239      10,000           Sole             10,000
TIME WARNER INC          Common                 887317105        $ 176      10,000           Shared  1, 2                 10,000
TYCO INTL LTD            Common                 902124106      $ 7,427     224,100           Shared  1, 2                224,100
UNIVERSAL COMPRESSION
    HLDGS                Common                 913431102        $ 460      15,000           Sole             15,000
VION PHARMACEUTICALS     Common                 927624106         $ 44      10,600           Sole             10,600
VODAFONE GROUP PLC       Sponsored ADR          92857W100        $ 387      17,500           Sole             17,500
WELLPOINT HEALTH
    NETWORKS             Common                 94973H108        $ 784       7,000           Sole              7,000
WHEATON RIVER
    MINERALS LTD         Common                 962902102         $ 28      10,000           Sole             10,000
                                                Total    $   1,079,269


03773.0001 #506051